Trade and Other Payables (Details) - Schedule of trade and other payables - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables [Abstract]
Trade payables		$ 5,393	$ 4,561
Other payables and accrued liabilities	[1]	24,698	21,686
Trade and other payables		$ 30,091	$ 26,247

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.